SHARE-BASED COMPENSATION - Additional Information (Details)								1 Months Ended	12 Months Ended
	Feb. 26, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Dec. 10, 2021 $ / shares shares	Nov. 10, 2021 shares	Jan. 31, 2022 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Number of shares expected to be vested									4,456	4,456
Stock Options, Shares, Granted									0	0	0
Employee Stock Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥									¥ 0		¥ 0	¥ 0
Share-based compensation | $										$ 0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥									0		¥ 5,805,840	¥ 8,935,920
Share-based compensation | ¥									¥ 0
Restricted stock closing price | $ / shares						$ 1.60							$ 1.31
Number of shares issued		1,000,000			1,050,000
Stock Options, Shares, Granted									347,527	347,527	277,778
Shares outstanding									0	0	1,000,000	1,550,000
Restricted shares issued for services (in shares)						250,000	500,000	250,000
Stock issued value for services | $		$ 372,600			$ 1,354,500
Exercise price (per share) | $ / shares		$ 0.3726			$ 1.29
Restricted shares | Class B ordinary shares
SHARE-BASED COMPENSATION
Granted during the period	12,900,000
Fair value of shares | $	$ 2,130,000
Stock price | $ / shares	$ 0.17
Restricted shares | Employee
SHARE-BASED COMPENSATION
Fair value of shares | $				$ 1,708,024
Restricted stock closing price | $ / shares				$ 1.04
Exercisable Options, Average Remaining Contractual life (years)				3 years
Restricted shares issued (in shares)									1,094,888	1,094,888
Number of shares expected to be vested									547,443	547,443
Restricted shares | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period				1,642,331
Fair value of shares | $		$ 372,600
Restricted stock closing price | $ / shares		$ 0.3726
Number of shares issued		1,000,000
Shares outstanding									60,827	60,827		128,672
Restricted shares | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted		6,255,483
Stock Options, Shares, Granted value | $	$ 988,366
Stock Options, Shares, Granted (per share) | $ / shares	$ 0.158
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense									¥ 22,427,682	$ 3,086,154	¥ 26,191,707	¥ 39,263,485
Share-based compensation									¥ 7,100,000	$ 1,000,000.0
Granted during the period			3,000,000	1,600,000
Fair value of shares | $			$ 3,025,000	$ 1,694,000
Restricted stock closing price | $ / shares			$ 1.01	$ 1.06
Shares outstanding											1,000,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)									8 months 4 days	8 months 4 days
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding									0	0	3,000,000	4,100,000
Restricted shares | Post 2024 Reverse Stock Split
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares						$ 28.80							$ 23.58
Number of shares issued		55,556			58,333
Shares outstanding											55,556	86,111
Restricted shares issued for services (in shares)						13,889	27,778	13,889
Exercise price (per share) | $ / shares		$ 6.71			$ 23.22
Restricted shares | Post 2024 Reverse Stock Split | Employee
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares				$ 18.72
Restricted shares issued (in shares)									60,827	60,827
Number of shares expected to be vested									30,412	30,412
Shares outstanding												7,148
Restricted shares | Post 2024 Reverse Stock Split | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period		55,556		91,241
Restricted stock closing price | $ / shares		$ 6.71
Restricted shares | Post 2024 Reverse Stock Split | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted		347,527
Stock Options, Shares, Granted (per share) | $ / shares	$ 2.844
Restricted shares | Post 2024 Reverse Stock Split | Senior Manager | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											55,556